Schedule II.-Valuation and Qualifying Accounts and Reserves	12 Months Ended
Mar. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II.-Valuation and Qualifying Accounts and Reserves
Schedule II.—Valuation and Qualifying Accounts and Reserves
ORIX Corporation and Subsidiaries

	Millions of yen
	Year Ended March 31, 2018
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Severance and other benefits to terminated employees	¥144	¥0	¥2,159	¥(182)	¥30	¥2,151

Total	¥144	¥0	¥2,159	¥(182)	¥30	¥2,151

	Millions of yen
	Year Ended March 31, 2019
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Severance and other benefits to terminated employees	¥2,151	¥0	¥0	¥(3)	¥(99)	¥2,049

Total	¥2,151	¥0	¥—	¥(3)	¥(99)	¥2,049

	Millions of yen
	Year Ended March 31, 2020
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Severance and other benefits to terminated employees	¥2,049	¥0	¥73	¥(1,365)	¥(67)	¥690

Total	¥2,049	¥0	¥73	¥(1,365)	¥(67)	¥690

	Millions of yen
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction*1	Other*2	Balance at end of period
Deferred tax assets:
Valuation allowance
Year ended March 31, 2018	¥43,487	¥0	¥1,451	¥(30,295)	¥33	¥14,676
Year ended March 31, 2019	¥14,676	¥0	¥2,376	¥(3,717)	¥(179)	¥13,156
Year ended March 31, 2020	¥13,156	¥522	¥3,401	¥(1,677)	¥(33)	¥15,369

*1	The amount of deduction includes benefits recognized in earnings, expiration of loss carryforwards and sales of subsidiaries. The amounts of benefits recognized in earnings were ¥8,303 million in fiscal 2018, ¥2,648 million in fiscal 2019 and ¥890 million in fiscal 2020.

*2	The amount of other includes translation adjustment and the effect of changes in statutory tax rate.